Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 93,600,303.72
Total Fee Amount	12,926.20
Total Offset Amount	0.00
Net Fee	$ 12,926.20
Offering Table N/A
Offset Table N/A	N/A